Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 0	SFr 626
Realized gains	0	42
Bank
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	0	626
Realized gains	SFr 0	SFr 42